PIONEER MID CAP VALUE FUND
INVESTMENT OBJECTIVE
Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and holdshares of the fund.

You may qualify for sales charge discounts if you or your family invest, oragree to invest in the future, at least  $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 59.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Mid Cap Value Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Mid Cap Value Fund	CLASS A	CLASS B	CLASS C	CLASS R	CLASS Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.33%	0.64%	0.48%	0.35%	0.19%
Total Annual Fund Operating Expenses	1.23%	2.29%	2.13%	1.50%	0.84%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except asindicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example Pioneer Mid Cap Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	693	943	1,212	1,978
CLASS B	632	1,015	1,325	2,359
CLASS C	316	667	1,144	2,462
CLASS R	153	474	818	1,791
CLASS Y	86	268	466	1,037

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption Pioneer Mid Cap Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	693	943	1,212	1,978
CLASS B	232	715	1,225	2,359
CLASS C	216	667	1,144	2,462
CLASS R	153	474	818	1,791
CLASS Y	86	268	466	1,037

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover ratemay indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with marketvalues, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index( $17.2 billion as of December 31, 2010) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index ( $20.2 billion as of December 31, 2010) as measured at the end of the preceding month and are not less than the smallest company within the index.The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes constantly with market conditions and the composition of the index. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and debt convertible to equity securities, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs), that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assetsin the securities of emerging markets issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in debt securities of U.S.and non-U.S. issuers. The fund may invest up to 5% of its net assets in belowinvestment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates orcurrency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may also hold cash or other short-term investments.

The fund may lend securities in its portfolio to earn additional income. The fund may lend up to 33 1/3% of its total assets. Any income realized through securities lending may help fund performance.

The fund uses a "value" style of management. The adviser seeks to identify securities that are selling at reasonable prices or at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potentialvalue, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analyticstyle, which focuses on specific securities rather than on industries. The adviser focuses on the quality and price of individual issuers and securities.The adviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value.

PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund.As with any mutual fund,there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic,political, orregulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and maynot have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund.In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets,and the practical implications for market participants, may not be known for some time. The fund may experience a substantial or complete loss on any individual security.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security orissuer, or about the economy or a particular sector, region or market segment,or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies,including REITs, utilize leverage.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates,if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especiallyduring periods of economic uncertainty or change, than higher quality debtsecurities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time,investments in a market segment, the fund will be subject to a greater degreeto the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide theresult intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. When the fund engages in transactions that have a leveraging effect on the fund's portfolio, the value of the fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool ofassets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements. In addition, certain of the fund's investments may have embedded leverage.

SECURITIES LENDING RISK. When lending securities in its portfolio, the fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security,and/or there is a shortfall on the collateral to be returned to the borrower,and the risk that the fund is unable to recall a security in time to exercise voting rights or sell the security.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmentagency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Value Index.You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The fund began focusing on mid-cap securities during 1999.

The bar chart does not reflect any sales charge you may pay when you buy fund shares.If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 17.27% (04/01/2003 TO 06/30/2003) THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.57% (10/01/2008 TO 12/31/2008)
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns Pioneer Mid Cap Value Fund		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A		10.98%	1.66%	6.10%	10.41%	Jul 25, 1990
CLASS A Return after taxes on distributions		10.80%	0.87%	5.08%	8.66%	Jul 25, 1990
CLASS A Return after taxes on distributions and sale of shares		7.14%	1.32%	5.11%	8.51%	Jul 25, 1990
CLASS B		12.49%	1.86%	5.75%	8.69%	Apr 4, 1994
CLASS C	[1]	16.70%	1.99%	5.81%	7.06%	Jan 31, 1996
CLASS R		17.35%	2.60%		10.00%	Apr 1, 2003
CLASS Y		18.22%	3.31%	7.23%	7.05%	Jul 2, 1998
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.07%	12.01%	Jul 25, 1990
[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PIONEER MID CAP VALUE FUND
Central Index Key	dei_EntityCentralIndexKey	0000863334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 18, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Pioneer Mid Cap Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund operating Expenses	rr_ExpensesOverAssets	1.23%
1 YEAR	rr_ExpenseExampleYear01	693
3 YEARS	rr_ExpenseExampleYear03	943
5 YEARS	rr_ExpenseExampleYear05	1,212
10 YEARS	rr_ExpenseExampleYear10	1,978
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	693
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	943
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,212
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,978
Annual Return 2001	rr_AnnualReturn2001	5.56%
Annual Return 2002	rr_AnnualReturn2002	(11.99%)
Annual Return 2003	rr_AnnualReturn2003	36.87%
Annual Return 2004	rr_AnnualReturn2004	21.67%
Annual Return 2005	rr_AnnualReturn2005	7.66%
Annual Return 2006	rr_AnnualReturn2006	12.33%
Annual Return 2007	rr_AnnualReturn2007	5.31%
Annual Return 2008	rr_AnnualReturn2008	(33.70%)
Annual Return 2009	rr_AnnualReturn2009	24.69%
Annual Return 2010	rr_AnnualReturn2010	17.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
1 YEAR	rr_AverageAnnualReturnYear01	10.98%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	6.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.41%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 25, 1990
Pioneer Mid Cap Value Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.80%
5 YEARS	rr_AverageAnnualReturnYear05	0.87%
10 YEARS	rr_AverageAnnualReturnYear10	5.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.66%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 25, 1990
Pioneer Mid Cap Value Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.14%
5 YEARS	rr_AverageAnnualReturnYear05	1.32%
10 YEARS	rr_AverageAnnualReturnYear10	5.11%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.51%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 25, 1990
Pioneer Mid Cap Value Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund operating Expenses	rr_ExpensesOverAssets	2.29%
1 YEAR	rr_ExpenseExampleYear01	632
3 YEARS	rr_ExpenseExampleYear03	1,015
5 YEARS	rr_ExpenseExampleYear05	1,325
10 YEARS	rr_ExpenseExampleYear10	2,359
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	232
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	715
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,225
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,359
1 YEAR	rr_AverageAnnualReturnYear01	12.49%
5 YEARS	rr_AverageAnnualReturnYear05	1.86%
10 YEARS	rr_AverageAnnualReturnYear10	5.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
Pioneer Mid Cap Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund operating Expenses	rr_ExpensesOverAssets	2.13%
1 YEAR	rr_ExpenseExampleYear01	316
3 YEARS	rr_ExpenseExampleYear03	667
5 YEARS	rr_ExpenseExampleYear05	1,144
10 YEARS	rr_ExpenseExampleYear10	2,462
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	216
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	667
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,144
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,462
1 YEAR	rr_AverageAnnualReturnYear01	16.70%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	1.99%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	5.81%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.06%	[1]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 31, 1996	[1]
Pioneer Mid Cap Value Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund operating Expenses	rr_ExpensesOverAssets	1.50%
1 YEAR	rr_ExpenseExampleYear01	153
3 YEARS	rr_ExpenseExampleYear03	474
5 YEARS	rr_ExpenseExampleYear05	818
10 YEARS	rr_ExpenseExampleYear10	1,791
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	153
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	474
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	818
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,791
1 YEAR	rr_AverageAnnualReturnYear01	17.35%
5 YEARS	rr_AverageAnnualReturnYear05	2.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Pioneer Mid Cap Value Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund operating Expenses	rr_ExpensesOverAssets	0.84%
1 YEAR	rr_ExpenseExampleYear01	86
3 YEARS	rr_ExpenseExampleYear03	268
5 YEARS	rr_ExpenseExampleYear05	466
10 YEARS	rr_ExpenseExampleYear10	1,037
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	86
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	268
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	466
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,037
1 YEAR	rr_AverageAnnualReturnYear01	18.22%
5 YEARS	rr_AverageAnnualReturnYear05	3.31%
10 YEARS	rr_AverageAnnualReturnYear10	7.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.05%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 2, 1998
Pioneer Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and holdshares of the fund.

You may qualify for sales charge discounts if you or your family invest, oragree to invest in the future, at least  $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 31 and the "Sales charges" section of the statement of additional information beginning on page 59.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover ratemay indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, oragree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods shown and then, except asindicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with marketvalues, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index( $17.2 billion as of December 31, 2010) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index ( $20.2 billion as of December 31, 2010) as measured at the end of the preceding month and are not less than the smallest company within the index.The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. The size of the companies in the index changes constantly with market conditions and the composition of the index. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and debt convertible to equity securities, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs), that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assetsin the securities of emerging markets issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in debt securities of U.S.and non-U.S. issuers. The fund may invest up to 5% of its net assets in belowinvestment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates orcurrency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may also hold cash or other short-term investments.

The fund may lend securities in its portfolio to earn additional income. The fund may lend up to 33 1/3% of its total assets. Any income realized through securities lending may help fund performance.

The fund uses a "value" style of management. The adviser seeks to identify securities that are selling at reasonable prices or at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The adviser evaluates a security's potentialvalue, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analyticstyle, which focuses on specific securities rather than on industries. The adviser focuses on the quality and price of individual issuers and securities.The adviser generally sells a portfolio security when it believes that the security's market value reflects its underlying value.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the fund.As with any mutual fund,there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may fall due to general market conditions, such as real or perceived adverse economic,political, orregulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and maynot have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund.In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets,and the practical implications for market participants, may not be known for some time. The fund may experience a substantial or complete loss on any individual security.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security orissuer, or about the economy or a particular sector, region or market segment,or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies,including REITs, utilize leverage.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates,if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especiallyduring periods of economic uncertainty or change, than higher quality debtsecurities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time,investments in a market segment, the fund will be subject to a greater degreeto the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide theresult intended. Derivatives may have a leveraging effect on the fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. When the fund engages in transactions that have a leveraging effect on the fund's portfolio, the value of the fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool ofassets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements. In addition, certain of the fund's investments may have embedded leverage.

SECURITIES LENDING RISK. When lending securities in its portfolio, the fund will continue to have market risk and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Securities lending is also subject to the risk that the borrower fails to return a loaned security,and/or there is a shortfall on the collateral to be returned to the borrower,and the risk that the fund is unable to recall a security in time to exercise voting rights or sell the security.

RISK OF INCREASE IN EXPENSES. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmentagency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmentagency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Value Index.You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The fund began focusing on mid-cap securities during 1999.

The bar chart does not reflect any sales charge you may pay when you buy fund shares.If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 17.27% (04/01/2003 TO 06/30/2003) THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.57% (10/01/2008 TO 12/31/2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares shares will vary.

Pioneer Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	24.75%
5 YEARS	rr_AverageAnnualReturnYear05	4.08%
10 YEARS	rr_AverageAnnualReturnYear10	8.07%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.01%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 25, 1990

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.